Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Banks - 8.1%
Bank of America Corp.	92,888	$ 5,754,412
Citizens Financial Group, Inc.	96,497	6,914,010
U.S. Bancorp	80,422	5,067,390
		17,735,812
Biotechnology - 6.9%
AbbVie, Inc.	33,707	8,458,435
Gilead Sciences, Inc.	51,392	6,691,752
		15,150,187
Capital Markets - 6.2%
CME Group, Inc.	25,059	6,710,549
Morgan Stanley	32,752	6,891,676
		13,602,225
Chemicals - 2.8%
Linde PLC	12,997	6,217,505
Commercial Services & Supplies - 1.9%
Republic Services, Inc.	20,214	4,256,058
Communications Equipment - 4.5%
Cisco Systems, Inc.	84,007	9,743,972
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp.	3,584	3,411,574
Containers & Packaging - 1.6%
Packaging Corp. of America	13,948	3,428,976
Electrical Equipment - 2.5%
Schneider Electric SE, ADR (A)	81,039	5,436,096
Health Care Equipment & Supplies - 3.1%
Medtronic PLC	41,428	3,537,537
Stryker Corp.	9,904	3,225,733
		6,763,270
Health Care Providers & Services - 2.1%
Quest Diagnostics, Inc.	20,064	4,675,113
Household Durables - 1.1%
D.R. Horton, Inc.	16,177	2,314,282
Household Products - 4.5%
Colgate-Palmolive Co.	69,831	6,375,570
Kimberly-Clark Corp.	31,777	3,473,544
		9,849,114
Industrial REITs - 1.3%
Prologis, Inc.	19,671	2,844,623
Insurance - 5.0%
Cincinnati Financial Corp.	31,695	5,631,568
MetLife, Inc.	55,996	5,382,895
		11,014,463
Interactive Media & Services - 1.7%
Alphabet, Inc., Class A	10,113	3,601,543
	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.3%
Danaher Corp.	14,610	$ 2,848,658
Machinery - 5.4%
Cummins, Inc.	6,027	3,822,324
Donaldson Co., Inc.	29,285	2,759,818
IDEX Corp.	22,136	5,101,241
		11,683,383
Metals & Mining - 2.6%
Steel Dynamics, Inc.	22,367	5,619,932
Pharmaceuticals - 2.5%
Merck & Co., Inc.	42,152	5,488,190
Semiconductors & Semiconductor Equipment - 9.4%
Broadcom, Inc.	13,664	5,319,122
KLA Corp.	21,764	3,978,894
Micron Technology, Inc.	2,711	2,231,234
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,602	5,094,359
Texas Instruments, Inc.	13,905	3,834,165
		20,457,774
Software - 5.7%
Microsoft Corp.	26,722	12,418,248
Specialized REITs - 2.3%
American Tower Corp.	14,280	2,475,581
Digital Realty Trust, Inc.	13,490	2,543,135
		5,018,716
Specialty Retail - 4.2%
Home Depot, Inc.	14,389	4,776,573
TJX Cos., Inc.	28,259	4,446,271
		9,222,844
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	34,675	10,711,454
Trading Companies & Distributors - 4.8%
United Rentals, Inc.	4,492	4,848,036
WESCO International, Inc.	16,609	5,705,025
		10,553,061
Water Utilities - 1.2%
Essential Utilities, Inc.	63,591	2,534,101
Total Common Stocks (Cost $152,232,225)		216,601,174
Transamerica Funds

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% *
Securities Lending Collateral - 0.0% *
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (B)	75,350	$ 75,350
Total Other Investment Company (Cost $75,350)		75,350
Total Investments (Cost $152,307,575)		216,676,524
Net Other Assets (Liabilities) - 0.8%		1,665,898
Net Assets - 100.0%		$ 218,342,422
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$216,601,174	$—	$—	$216,601,174
Other Investment Company	75,350	—	—	75,350
Total Investments	$216,676,524	$—	$—	$216,676,524
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $556,764, collateralized by cash collateral of $75,350 and non-cash collateral, such as U.S. government securities of $493,200. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at July 31, 2026.
(C)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Sustainable Equity Income

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Sustainable Equity Income (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds